Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Amortized Cost and Fair Values of Securities Available for Sale

The amortized cost and fair values of securities available for sale, with gross unrealized gains and losses, follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
December 31, 2013
Debt securities:
Corporate bonds:
Financial services	$58,166	$1,148	$(66)	$59,248
Industry and manufacturing	13,893	264	(16)	14,141
Consumer products and services	7,234	32	—	7,266
Technology	2,503	18	—	2,521
Healthcare	9,009	149	—	9,158
Other	1,011	43	—	1,054

Total corporate bonds	91,816	1,654	(82)	93,388
Government-sponsored enterprises	34,562	3	(1,417)	33,148
Municipal bonds	5,721	137	—	5,858
Residential mortgage-backed securities:
Government-sponsored enterprises	11,138	592	—	11,730
Private label	1,578	86	—	1,664

Total debt securities	144,815	2,472	(1,499)	145,788

Marketable equity securities:
Common stocks:
Financial services	6,909	614	—	7,523
Industry and manufacturing	18,092	2,413	(58)	20,447
Consumer products and services	9,909	1,530	(3)	11,436
Technology	3,442	132	(66)	3,508
Healthcare	5,048	1,115	—	6,163
Other	3,441	807	—	4,248

Total common stocks	46,841	6,611	(127)	53,325
Money market mutual funds	2,065	—	(41)	2,024

Total marketable equity securities	48,906	6,611	(168)	55,349

Total securities available for sale	$193,721	$9,083	$(1,667)	$201,137

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
December 31, 2012
Debt securities:
Corporate bonds:
Financial services	$76,044	$2,480	$(71)	$78,453
Industry and manufacturing	14,846	449	—	15,295
Consumer products and services	12,259	355	—	12,614
Technology	2,506	—	(29)	2,477
Healthcare	11,041	461	—	11,502
Other	1,018	61	—	1,079

Total corporate bonds	117,714	3,806	(100)	121,420
Government-sponsored enterprises	53,084	94	(29)	53,149
Municipal bonds	7,236	225	—	7,461
Residential mortgage-backed securities:
Government-sponsored enterprises	16,280	1,019	(1)	17,298
Private label	3,169	140	—	3,309

Total debt securities	197,483	5,284	(130)	202,637

Marketable equity securities:
Common stocks:
Financial services	11,354	622	(67)	11,909
Industry and manufacturing	10,922	1,329	(157)	12,094
Consumer products and services	11,849	1,284	(59)	13,074
Technology	1,847	11	(8)	1,850
Healthcare	3,757	560	(9)	4,308
Other	2,677	422	—	3,099

Total common stocks	42,406	4,228	(300)	46,334
Money market mutual funds	13,833	—	(19)	13,814

Total marketable equity securities	56,239	4,228	(319)	60,148

Total securities available for sale	$253,722	$9,512	$(449)	$262,785

Amortized cost and Fair Value of Debt Securities by Contractual Maturity

The amortized cost and fair value of debt securities by contractual maturity at December 31, 2013 are as follows. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties.

			After One Year
	One Year or Less		Through Five Years		After Five Years		Total
	Amortized	Fair	Amortized	Fair	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value	Cost	Value	Cost	Value
	(In thousands)
Corporate bonds:
Financial services	$18,396	$18,590	$39,770	$40,658	$—	$—	$58,166	$59,248
Industry and manufacturing	7,992	8,101	5,901	6,040	—	—	13,893	14,141
Consumer products and services	7,234	7,266	—	—	—	—	7,234	7,266
Technology	2,503	2,521	—	—	—	—	2,503	2,521
Healthcare	5,003	5,030	4,006	4,128	—	—	9,009	9,158
Other	—	—	1,011	1,054	—	—	1,011	1,054

Total corporate bonds	41,128	41,508	50,688	51,880	—	—	91,816	93,388
Government-sponsored enterprises	—	—	62	65	34,500	33,083	34,562	33,148
Municipal bonds	250	251	5,471	5,607	—	—	5,721	5,858
Residential mortgage-backed securities:
Government-sponsored enterprises	—	—	2	2	11,136	11,728	11,138	11,730
Private label	—	—	—	—	1,578	1,664	1,578	1,664

Total	$41,378	$41,759	$56,223	$57,554	$47,214	$46,475	$144,815	$145,788

Pertaining to Securities Available for Sale

Information pertaining to securities available for sale as of December 31, 2013 and 2012, with gross unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than Twelve Months		Twelve Months or Longer
	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In thousands)
December 31, 2013
Debt securities:
Corporate bonds:
Financial services	$19	$6,981	$47	$1,453
Industry and manufacturing	16	984	—	—

Total corporate bonds	35	7,965	47	1,453
Government-sponsored enterprises	1,296	31,205	121	1,879

Total debt securities	1,331	39,170	168	3,332

Marketable equity securities:
Common stocks:
Industry and manufacturing	58	3,089	—	—
Consumer products and services	3	606	—	—
Technology	66	1,872	—	—

Total common stocks	127	5,567	—	—
Money market mutual funds	—	—	41	998

Total marketable equity securities	127	5,567	41	998

Total temporarily impaired securities	$1,458	$44,737	$209	$4,330

	Less Than Twelve Months		Twelve Months or Longer
	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In thousands)
December 31, 2012
Debt securities:
Corporate bonds:
Financial services	$14	$2,986	$57	$4,442
Technology	29	2,477	—	—

Total corporate bonds	43	5,463	57	4,442
Government-sponsored enterprises	29	8,962	—	—
Residential mortgage-backed securities:
Government-sponsored enterprises	1	8	—	—

Total debt securities	73	14,433	57	4,442

Marketable equity securities:
Common stocks:
Financial services	46	7,193	21	217
Industry and manufacturing	157	2,654	—	—
Consumer products and services	59	1,077	—	—
Technology	8	936	—	—
Healthcare	9	612	—	—

Total common stocks	279	12,472	21	217
Money market mutual funds	—	—	19	1,004

Total marketable equity securities	279	12,472	40	1,221

Total temporarily impaired securities	$352	$26,905	$97	$5,663